Schedule of Investments (unaudited)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.9%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 01/03/23)(a)(b)	$23,501	$20,371,374
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	22,819	16,943,108
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	19,702	14,716,970
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(b)	10,209	8,518,793
3.75%, 02/15/28 (Call 02/15/23)(b)	12,439	11,241,746
4.00%, 02/15/30 (Call 02/15/25)(b)	11,288	9,855,779
4.88%, 01/15/29 (Call 01/15/24)(b)	8,773	8,158,890
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)(b)	9,222	7,725,346
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	9,694	8,136,901
5.00%, 08/15/27 (Call 12/12/22)(a)(b)	12,966	11,823,371
6.25%, 06/15/25 (Call 01/03/23)(a)(b)	5,596	5,568,020
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)(b)	21,462	18,457,320
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)(b)	19,672	15,106,129
		156,623,747
Aerospace & Defense — 2.8%
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)(b)	17,308	16,229,539
7.13%, 06/15/26 (Call 06/15/23)(a)	23,600	23,305,000
7.50%, 12/01/24 (Call 01/03/23)(a)(b)	7,109	7,160,950
7.50%, 03/15/25 (Call 01/03/23)(a)(b)	20,858	20,889,287
7.88%, 04/15/27 (Call 01/03/23)(a)(b)	38,817	38,193,987
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)(b)	15,186	12,833,689
5.13%, 10/01/24 (Call 07/01/24)(b)	22,542	22,272,262
6.88%, 05/01/25 (Call 04/01/25)(b)	11,636	11,907,811
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)(b)	18,888	17,331,440
5.75%, 10/15/27 (Call 07/15/27)(a)	21,513	20,598,698
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	13,745	10,781,234
7.50%, 04/15/25 (Call 01/03/23)(a)(b)	26,774	26,486,179
9.38%, 11/30/29(b)	16,042	16,884,205
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(b)	25,232	22,200,880
4.88%, 05/01/29 (Call 05/01/24)(b)	15,800	13,806,719
5.50%, 11/15/27 (Call 01/03/23)(b)	54,617	51,476,522
6.25%, 03/15/26 (Call 01/03/23)(a)	87,534	87,211,000
6.38%, 06/15/26 (Call 01/03/23)(b)	17,699	17,382,719
7.50%, 03/15/27 (Call 01/03/23)(b)	9,785	9,809,463
8.00%, 12/15/25 (Call 01/03/23)(a)	23,292	23,745,467
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 01/03/23)(b)	8,974	8,806,837
Triumph Group Inc.
6.25%, 09/15/24 (Call 01/03/23)(a)(b)	11,834	11,242,300
7.75%, 08/15/25 (Call 01/03/23)(b)	9,293	8,045,348
8.88%, 06/01/24 (Call 02/01/23)(a)(b)	11,428	11,709,536
		510,311,072
Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 12/12/22)(a)(b)	10,258	10,030,401
6.00%, 06/15/30 (Call 06/15/25)(a)	21,143	20,706,925

	Par
Security	(000)	Value

Agriculture (continued)
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)(b)	$17,066	$14,833,255
10.50%, 11/01/26 (Call 01/03/23)(a)	10,044	10,069,110
		55,639,691
Airlines — 2.0%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)(b)	26,015	23,803,725
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	10,791	9,496,080
American Airlines Inc., 11.75%, 07/15/25(a)(b)	51,232	56,926,437
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	68,892	66,904,466
5.75%, 04/20/29(a)	60,366	56,354,276
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	15,197	14,393,943
3.75%, 10/28/29 (Call 07/28/29)(b)	12,491	10,632,964
4.38%, 04/19/28 (Call 01/19/28)(b)	10,615	9,659,650
7.38%, 01/15/26 (Call 12/15/25)(b)	18,675	19,292,769
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)(b)	24,487	23,207,570
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	12,899	13,044,440
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)(b)	38,078	35,547,622
4.63%, 04/15/29 (Call 10/15/28)(a)	41,807	36,999,195
		376,263,137
Apparel — 0.2%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	19,236	18,592,556
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	17,879	16,294,334
		34,886,890
Auto Manufacturers — 3.2%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	20,325	17,020,358
4.75%, 10/01/27 (Call 12/12/22)(a)(b)	6,502	6,025,054
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	9,729	9,244,761
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)(b)	23,422	22,408,998
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)(b)	44,758	35,479,667
4.35%, 12/08/26 (Call 09/08/26)(b)	23,892	22,697,400
6.10%, 08/19/32 (Call 05/19/32)(b)	30,817	29,802,606
9.63%, 04/22/30 (Call 01/22/30)(b)	7,289	8,411,370
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)(b)	20,940	19,212,450
2.70%, 08/10/26 (Call 07/10/26)(b)	23,626	20,766,663
2.90%, 02/16/28 (Call 12/16/27)(b)	12,136	10,281,467
2.90%, 02/10/29 (Call 12/10/28)	11,723	9,666,317
3.37%, 11/17/23	1,166	1,136,745
3.38%, 11/13/25 (Call 10/13/25)(b)	34,339	31,695,944
3.63%, 06/17/31 (Call 03/17/31)(b)	16,997	13,937,540
3.66%, 09/08/24(b)	10,648	10,238,718
3.81%, 01/09/24 (Call 11/09/23)	5,305	5,165,691
3.82%, 11/02/27 (Call 08/02/27)(b)	11,236	10,034,310
4.00%, 11/13/30 (Call 08/13/30)(b)	27,874	23,515,761
4.06%, 11/01/24 (Call 10/01/24)(b)	22,755	21,962,898
4.13%, 08/04/25	21,145	20,014,377
4.13%, 08/17/27 (Call 06/17/27)	19,662	17,934,742
4.27%, 01/09/27 (Call 11/09/26)(b)	15,321	14,157,370
4.39%, 01/08/26	22,800	21,669,120
4.54%, 08/01/26 (Call 06/01/26)	11,539	10,859,238

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
4.69%, 06/09/25 (Call 04/09/25)	$9,574	$9,205,880
4.95%, 05/28/27 (Call 04/28/27)(b)	24,912	23,674,693
5.11%, 05/03/29 (Call 02/03/29)	24,548	22,862,991
5.13%, 06/16/25 (Call 05/16/25)	31,202	30,296,855
5.58%, 03/18/24 (Call 02/18/24)(b)	22,530	22,343,434
7.35%, 11/04/27 (Call 10/04/27)(b)	30,335	31,487,327
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	9,047	6,913,587
5.50%, 07/15/29 (Call 07/15/24)(a)	8,771	6,277,177
5.88%, 01/15/28 (Call 01/15/24)(a)	14,104	10,871,434
7.75%, 10/15/25 (Call 10/15/23)(a)	15,358	14,254,174
		591,527,117
Auto Parts & Equipment — 1.2%
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	12,245	10,654,803
6.25%, 03/15/26 (Call 12/12/22)(b)	1,507	1,429,699
6.50%, 04/01/27 (Call 01/03/23)(b)	8,840	8,309,600
6.88%, 07/01/28 (Call 07/01/23)(b)	8,830	8,461,877
Clarios Global LP, 6.75%, 05/15/25 (Call 01/03/23)(a)(b)	12,083	12,104,803
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 01/03/23)(a)(b)	17,156	16,979,093
8.50%, 05/15/27 (Call 01/03/23)(a)(b)	38,738	38,038,779
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 01/02/23)(a)	6,369	6,207,864
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)(b)	7,894	6,368,238
5.38%, 11/15/27 (Call 12/12/22)(b)	7,169	6,591,831
5.63%, 06/15/28 (Call 06/15/23)(b)	7,449	6,853,080
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	13,749	12,859,852
5.00%, 05/31/26 (Call 01/03/23)(b)	17,299	16,711,180
5.00%, 07/15/29 (Call 04/15/29)(b)	16,460	14,320,200
5.25%, 04/30/31 (Call 01/30/31)(b)	13,198	11,298,883
5.25%, 07/15/31 (Call 04/15/31)(b)	11,170	9,568,892
5.63%, 04/30/33 (Call 01/30/33)(b)	8,712	7,487,556
9.50%, 05/31/25 (Call 05/31/23)	8,781	9,123,898
ZF North America Capital Inc., 4.75%, 04/29/25(a)	25,358	24,442,069
		227,812,197
Banks — 1.0%
Commerzbank AG, 8.13%, 09/19/23(a)	996	1,006,614
Deutsche Bank AG, 4.50%, 04/01/25(b)	4,309	4,055,736
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 10/14/30),
(1 day SOFR + 2.757%)(b)(c)	2,883	2,116,974
3.74%, 01/07/33 (Call 10/07/31),
(1 day SOFR + 2.257%)(b)(c)	3,420	2,451,657
4.88%, 12/01/32 (Call 12/01/27)(b)(c)	1,443	1,188,070
5.88%, 07/08/31 (Call 04/08/30),
(1 day SOFR + 5.438%)(b)(c)	3,735	3,234,385
Fifth Third Bancorp., Series H, 5.10%, (Call 06/30/23)(b)(c)(d)	232	215,890
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(a)(b)	12,894	10,347,435
7.63%, 05/01/26 (Call 05/01/23)(a)	13,909	11,961,740
8.13%, 11/15/24 (Call 01/03/23)(a)(b)	8,445	7,769,400
8.25%, 04/15/25 (Call 01/03/23)(a)(b)	11,925	10,643,062
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31)(a)(b)(c)	16,375	12,072,159
5.02%, 06/26/24(a)	37,244	35,820,203
5.71%, 01/15/26(a)(b)	27,505	26,566,106

	Par
Security	(000)	Value

Banks (continued)
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(b)(c)	$27,931	$22,093,320
5.86%, 06/19/32 (Call 06/19/27)(a)(b)(c)	19,707	17,111,984
7.30%, 04/02/34 (Call 04/02/29)(a)(b)(c)	23,956	21,633,940
		190,288,675
Building Materials — 1.1%
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	25,363	20,575,734
5.00%, 03/01/30 (Call 03/01/25)(a)	11,593	10,286,817
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	15,516	14,394,038
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 07/22/24)(a)(b)	14,262	12,835,800
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(a)	9,179	6,255,488
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)(b)	20,954	19,490,363
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 01/03/23)(a)(b)	6,877	5,828,257
4.88%, 12/15/27 (Call 01/03/23)(a)(b)	7,609	5,955,015
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(a)	22,595	20,109,550
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)(b)	22,984	17,640,220
4.38%, 07/15/30 (Call 07/15/25)(a)	34,198	28,191,976
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	19,581	17,677,727
5.00%, 02/15/27 (Call 01/03/23)(a)(b)	12,508	11,564,647
Summit Materials LLC/Summit Materials Finance Corp.,
5.25%, 01/15/29 (Call 07/15/23)(a)(b)	14,210	13,115,830
		203,921,462
Chemicals — 1.8%
ASP Unifrax Holdings Inc
5.25%, 09/30/28 (Call 09/30/24)(a)(b)	15,799	13,032,974
7.50%, 09/30/29 (Call 09/30/24)(a)(b)	9,517	6,383,826
Avient Corp.
5.75%, 05/15/25 (Call 01/03/23)(a)(b)	9,115	8,894,145
7.13%, 08/01/30 (Call 08/01/25)(a)(b)	14,305	13,999,528
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)(b)	14,487	11,846,117
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)(b)	7,988	7,352,331
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	11,806	9,491,244
5.38%, 05/15/27 (Call 02/15/27)(b)	8,406	7,675,743
5.75%, 11/15/28 (Call 11/15/23)(a)(b)	15,744	13,822,035
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)(b)	13,107	12,025,672
5.25%, 12/15/29 (Call 09/15/29)(b)	15,025	13,342,896
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(b)	11,038	9,271,920
4.88%, 06/01/24 (Call 03/03/24)(a)	22,862	22,247,584
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	10,254	9,731,969
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	22,594	20,645,267
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	10,807	9,807,569
5.13%, 09/15/27 (Call 01/03/23)	7,448	7,005,775
5.63%, 08/01/29 (Call 08/01/24)(b)	13,050	12,428,087
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)(b)	15,607	12,745,261
6.25%, 10/01/29 (Call 10/01/24)(a)(b)	8,022	5,605,218
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)(b)	23,017	20,495,488

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Chemicals (continued)
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	$13,285	$10,993,337
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)(b)	21,438	17,314,956
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)	11,280	9,172,050
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	6,047	5,886,377
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(a)(b)	12,653	11,289,007
5.63%, 08/15/29 (Call 08/15/24)(a)(b)	23,907	19,597,763
		322,104,139
Commercial Services — 4.3%
ADT Security Corp. (The), 4.13%, 08/01/29 (Call 08/01/28)(a)(b)	20,081	17,455,877
Albion Financing 1 SARL/Aggreko Holdings Inc.,
6.13%, 10/15/26 (Call 10/15/23)(a)	11,556	10,226,482
Albion Financing 2Sarl, 8.75%, 04/15/27 (Call 10/15/23)(a)(b)	7,923	6,643,435
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	18,416	13,335,156
6.63%, 07/15/26 (Call 01/03/23)(a)(b)	36,894	35,049,300
9.75%, 07/15/27 (Call 01/03/23)(a)(b)	21,544	19,441,306
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28 (Call 06/01/24)(a)(b)	40,450	33,876,941
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)(b)	14,996	12,765,345
6.75%, 02/15/27 (Call 02/15/23)(a)(b)	13,848	13,730,984
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	10,549	9,267,296
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	14,304	12,654,227
5.75%, 07/15/27 (Call 01/03/23)(a)(b)	6,116	5,642,010
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	19,815	17,685,086
3.50%, 06/01/31 (Call 03/01/31)(b)	20,506	16,848,857
Brink’s Co. (The)
4.63%, 10/15/27 (Call 01/03/23)(a)(b)	12,766	11,728,762
5.50%, 07/15/25 (Call 01/03/23)(a)(b)	8,863	8,710,556
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)(b)	11,957	10,708,809
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	9,831	7,854,355
9.50%, 11/01/27 (Call 01/03/23)(a)(b)	11,587	10,867,641
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)	11,729	10,350,842
3.75%, 10/01/30 (Call 10/01/25)(a)(b)	17,584	15,210,160
4.50%, 07/01/28 (Call 07/01/23)(a)(b)	18,344	17,292,889
Grand Canyon University
4.13%, 10/01/24(b)	10,819	10,239,345
5.13%, 10/01/28 (Call 08/01/28)(b)	9,489	8,852,447
Herc Holdings Inc., 5.50%, 07/15/27 (Call 01/03/23)(a)(b)	23,805	22,461,327
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(a)(b)	8,721	7,607,877
5.00%, 12/01/29 (Call 12/01/24)(a)(b)	19,166	15,105,204
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)(b)	20,994	16,769,377
5.75%, 11/01/28 (Call 11/01/23)(a)(b)	27,431	19,596,021
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(a)(b)	30,118	29,004,538
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 12/16/22)(a)(b)	10,752	10,723,310

	Par
Security	(000)	Value

Commercial Services (continued)
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	$20,510	$18,046,134
5.25%, 04/15/24(a)(b)	12,267	12,139,218
5.75%, 04/15/26(a)	25,480	25,225,200
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	26,457	24,605,010
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/03/23)(a)(b)	332	327,950
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 01/03/23)(a)(b)	17,516	16,727,780
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	15,614	15,574,965
11.25%, 12/15/27 (Call 06/15/25)(a)	1,545	1,580,728
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)(b)	16,659	13,868,617
4.00%, 05/15/31 (Call 05/15/26)(b)	16,081	13,778,040
4.63%, 12/15/27 (Call 01/03/23)(b)	11,738	10,965,640
5.13%, 06/01/29 (Call 06/01/24)(b)	14,447	13,669,958
Sotheby's, 7.38%, 10/15/27 (Call 12/12/22)(a)(b)	17,664	17,216,747
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)(b)	14,222	11,846,482
3.88%, 11/15/27 (Call 01/03/23)(b)	6,876	6,307,355
3.88%, 02/15/31 (Call 08/15/25)(b)	24,082	20,825,873
4.00%, 07/15/30 (Call 07/15/25)(b)	16,347	14,240,408
4.88%, 01/15/28 (Call 01/15/23)(b)	35,498	34,044,712
5.25%, 01/15/30 (Call 01/15/25)(b)	14,032	13,273,641
5.50%, 05/15/27 (Call 01/03/23)(b)	10,082	9,928,678
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 01/03/23)(a)(b)	25,682	25,597,249
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	11,034	10,032,113
		787,528,260
Computers — 1.4%
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(a)(b)	15,796	14,235,987
4.00%, 07/01/29 (Call 07/01/24)(a)(b)	10,427	9,284,375
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(a)(b)	39,681	32,743,491
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 01/03/23)(b)	5,195	3,091,025
9.38%, 07/15/25 (Call 12/16/22)(a)(b)	9,868	6,981,610
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 01/03/23)(a)(b)	9,371	2,213,899
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	12,806	11,141,220
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	23,555	20,257,300
5.25%, 10/01/30 (Call 10/01/25)(a)(b)	8,951	7,597,161
5.75%, 09/01/27 (Call 12/12/22)(a)(b)	7,627	7,417,258
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	9,310	9,064,726
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/23)(a)	9,314	8,652,822
8.25%, 02/01/28 (Call 02/01/23)(a)(b)	10,370	9,360,006
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	9,263	7,665,133
4.13%, 01/15/31 (Call 10/15/30)(b)	8,999	7,055,466
4.75%, 01/01/25	9,275	9,035,154
4.88%, 03/01/24 (Call 01/01/24)(b)	6,624	6,514,551
4.88%, 06/01/27 (Call 03/01/27)(b)	12,018	11,281,291
9.63%, 12/01/32(b)	6,132	6,381,981
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)(b)	26,508	27,369,904
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	10,760	8,566,254

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Computers (continued)
3.10%, 02/01/32 (Call 11/01/31)	$11,486	$8,583,998
4.75%, 02/15/26 (Call 11/15/25)	22,130	20,874,304
		255,368,916
Cosmetics & Personal Care — 0.3%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)(b)	18,809	17,962,595
6.50%, 04/15/26 (Call 01/03/23)(a)(b)	10,088	9,709,700
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)(b)	10,083	8,981,004
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)(b)	9,450	8,222,344
5.50%, 06/01/28 (Call 06/01/23)(a)(b)	14,763	13,914,127
		58,789,770
Distribution & Wholesale — 0.3%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)(b)	8,444	6,963,767
4.00%, 01/15/28 (Call 01/15/23)(a)(b)	13,232	11,975,092
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)(b)	25,699	22,224,238
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 01/03/23)(a)	9,609	4,781,919
9.00%, 11/15/26 (Call 01/03/23)(a)(b)	13,712	8,782,536
		54,727,552
Diversified Financial Services — 3.6%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(b)(c)	16,329	15,116,921
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(a)(b)	9,768	9,152,667
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(a)(b)	10,282	10,384,820
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)(b)	19,386	19,103,837
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	20,343	11,828,307
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	20,303	10,963,620
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(a)(b)	16,954	6,951,140
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%,
08/15/28 (Call 08/15/24)(a)	21,156	17,539,382
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)(b)	11,798	5,957,990
6.50%, 11/01/25 (Call 01/03/23)(a)(b)	9,909	6,478,009
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)(b)	18,294	15,975,784
4.38%, 05/15/31 (Call 05/15/26)(a)(b)	7,683	6,584,171
4.63%, 11/15/27 (Call 01/03/23)(a)(b)	7,030	6,476,388
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)(b)	9,753	7,745,720
6.50%, 05/01/28 (Call 05/01/24)(a)	19,906	17,367,985
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	13,009	10,336,734
5.50%, 08/15/28 (Call 08/15/23)(a)(b)	16,726	14,112,405
5.75%, 11/15/31 (Call 11/15/26)(a)	11,609	9,282,790
6.00%, 01/15/27 (Call 01/15/23)(a)(b)	12,545	11,404,785
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	11,690	9,658,863
5.00%, 03/15/27 (Call 09/15/26)(b)	13,583	11,919,082
5.50%, 03/15/29 (Call 06/15/28)(b)	14,557	11,976,596
5.88%, 10/25/24(b)	10,176	9,928,505
6.13%, 03/25/24(b)	19,383	19,266,702
6.75%, 06/25/25	10,195	9,912,938

	Par
Security	(000)	Value

Diversified Financial Services (continued)
6.75%, 06/15/26(b)	$10,316	$9,882,728
7.25%, 09/25/23(b)	281	281,432
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(a)(b)	10,593	9,202,669
6.88%, 08/15/28 (Call 08/15/23)(a)(b)	41,219	34,864,267
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	15,016	12,538,360
3.88%, 09/15/28 (Call 09/15/24)(b)	12,594	10,048,963
4.00%, 09/15/30 (Call 09/15/25)(b)	16,695	12,628,575
5.38%, 11/15/29 (Call 05/15/29)(b)	15,009	12,535,517
6.13%, 03/15/24 (Call 09/15/23)(b)	23,443	22,888,280
6.63%, 01/15/28 (Call 07/15/27)(b)	16,022	14,769,030
6.88%, 03/15/25(b)	24,758	24,015,260
7.13%, 03/15/26(b)	33,737	32,630,669
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	13,342	10,456,793
5.38%, 10/15/25 (Call 01/03/23)(a)(b)	13,149	12,026,889
5.75%, 09/15/31 (Call 09/15/26)(a)	10,328	8,271,179
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(a)(b)	22,983	19,598,983
3.63%, 03/01/29 (Call 03/01/24)(a)(b)	15,077	11,986,215
3.88%, 03/01/31 (Call 03/01/26)(a)(b)	25,487	19,739,681
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	15,435	11,344,725
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)(b)	10,742	9,228,049
4.20%, 10/29/25 (Call 09/29/25)	10,589	9,715,408
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 01/03/23)(a)(b)	15,829	14,667,785
5.50%, 04/15/29 (Call 04/15/24)(a)	14,010	11,593,275
5.75%, 06/15/27 (Call 06/15/24)(a)	10,329	9,141,165
VistaJet Malta Finance PLC/XO Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(a)(b)	20,017	16,451,472
7.88%, 05/01/27 (Call 05/01/24)(a)(b)	10,916	9,907,966
		655,841,476
Electric — 2.5%
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	18,806	15,491,443
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	23,924	21,917,853
4.63%, 02/01/29 (Call 02/01/24)(a)(b)	11,730	10,157,114
5.00%, 02/01/31 (Call 02/01/26)(a)(b)	16,930	14,644,450
5.13%, 03/15/28 (Call 03/15/23)(a)(b)	26,271	23,743,007
5.25%, 06/01/26 (Call 01/03/23)(a)(b)	9,416	9,035,845
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	21,274	17,999,825
4.75%, 03/15/28 (Call 03/15/23)(a)(b)	18,102	16,772,238
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	6,598	6,212,809
4.35%, 04/15/29 (Call 01/15/29)(b)	8,323	7,376,259
Electricite de France SA
5.25%, (Call 01/29/23)(a)(b)(c)(d)	265	264,576
5.63%, (Call 01/22/24)(a)(b)(c)(d)	28,957	27,356,402
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(b)(c)	23,523	22,317,446
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)(b)	11,655	9,706,564
Series B, 2.25%, 09/01/30 (Call 06/01/30)	9,831	7,833,561
Series B, 4.15%, 07/15/27 (Call 04/15/27)	29,942	28,084,398
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	12,371	11,545,319

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
4.25%, 07/15/24 (Call 04/15/24)(a)	$8,608	$8,334,438
4.25%, 09/15/24 (Call 07/15/24)(a)	543	524,801
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	13,147	12,374,614
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)(b)	9,097	7,573,093
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	20,453	16,486,396
3.88%, 02/15/32 (Call 02/15/27)(a)(b)	22,123	17,918,995
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	15,997	14,718,440
5.75%, 01/15/28 (Call 01/15/23)(b)	15,681	14,968,626
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(b)	20,729	19,097,731
5.25%, 07/01/30 (Call 07/01/25)(b)	21,628	19,735,587
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)(b)	27,132	24,281,783
5.00%, 07/31/27 (Call 12/12/22)(a)(b)	25,815	24,201,562
5.50%, 09/01/26 (Call 12/12/22)(a)(b)	16,248	15,719,940
5.63%, 02/15/27 (Call 12/12/22)(a)(b)	22,163	21,442,703
		467,837,818
Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)(b)	16,019	13,646,900
4.75%, 06/15/28 (Call 06/15/23)(a)	12,140	10,657,595
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 01/03/23)(a)(b)	29,280	29,646,000
7.25%, 06/15/28 (Call 06/15/23)(a)(b)	26,457	26,758,308
		80,708,803
Electronics — 0.6%
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)(b)	41,449	36,956,509
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	20,325	17,894,470
5.00%, 10/01/25(a)(b)	11,534	11,341,036
5.63%, 11/01/24(a)(b)	7,495	7,465,723
5.88%, 09/01/30 (Call 09/01/25)(a)	9,684	9,241,067
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	14,981	12,425,241
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	9,246	8,189,698
		103,513,744
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)(b)	14,007	12,615,047
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	13,832	12,883,489
		25,498,536
Engineering & Construction — 0.1%
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 01/03/23)(a)(b)	15,312	12,134,760

Entertainment — 3.1%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(a)(b)	18,771	10,841,718
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)(b)	24,490	20,510,375
6.25%, 07/01/25 (Call 12/12/22)(a)	65,602	64,923,150
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	37,309	37,450,774
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 12/12/22)(a)(b)	21,704	21,453,204
CDI Escrow Issuer Inc., 5.75%, 04/01/30 (Call 04/01/25)(a)(b)	22,022	20,428,268
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	10,031	8,743,020

	Par
Security	(000)	Value

Entertainment (continued)
Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp./Millennium Op
5.38%, 04/15/27 (Call 01/03/23)(b)	$9,634	$9,188,427
5.50%, 05/01/25 (Call 01/03/23)(a)(b)	19,001	18,870,912
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	14,493	13,334,864
5.50%, 04/01/27 (Call 01/03/23)(a)(b)	11,015	10,511,676
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	15,097	12,058,729
5.88%, 03/15/26 (Call 03/15/23)(a)(b)	10,301	9,029,342
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(a)(b)	14,657	13,802,009
5.25%, 01/15/29 (Call 01/15/24)(a)	16,321	15,267,731
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	15,527	15,565,817
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	9,367	9,410,908
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(a)(b)	280	182,000
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)(b)	10,461	9,164,882
4.75%, 10/15/27 (Call 01/03/23)(a)(b)	18,864	17,024,571
4.88%, 11/01/24 (Call 01/03/23)(a)(b)	11,378	11,175,244
6.50%, 05/15/27 (Call 05/15/23)(a)(b)	25,658	25,722,145
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 12/16/22)(a)(b)	3,388	3,409,649
8.00%, 02/01/26 (Call 02/01/23)(a)(b)	23,084	21,674,722
Odeon Finco PLC, 12.75%, 11/01/27(b)	8,845	7,612,228
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)(b)	15,907	12,566,530
5.88%, 09/01/31 (Call 09/01/26)(a)(b)	13,851	10,552,800
Resorts World Las Vegas LLC/RWLV Capital Inc.,
4.63%, 04/16/29 (Call 01/16/29)(a)(b)	20,531	14,659,768
Scientific Games International Inc.
7.00%, 05/15/28 (Call 05/15/23)(a)	16,434	16,286,094
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	11,309	11,134,653
8.63%, 07/01/25 (Call 01/03/23)(a)(b)	8,536	8,802,750
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 01/03/23)(a)(b)	19,376	18,774,763
5.50%, 04/15/27 (Call 01/03/23)(a)(b)	10,384	9,358,580
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 01/03/23)(a)	228	229,023
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	15,948	13,122,174
3.75%, 12/01/29 (Call 12/01/24)(a)	11,127	9,669,737
3.88%, 07/15/30 (Call 07/15/25)(a)(b)	10,443	9,059,302
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	15,230	13,228,728
7.75%, 04/15/25 (Call 01/03/23)(a)(b)	12,712	12,733,110
		567,534,377
Environmental Control — 0.8%
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)(b)	14,984	12,699,139
5.00%, 09/01/30 (Call 09/01/25)(b)	8,304	7,015,842
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	16,205	14,175,999
3.75%, 08/01/25 (Call 01/03/23)(a)(b)	12,996	12,227,005
4.00%, 08/01/28 (Call 08/01/23)(a)(b)	15,700	13,580,500
4.25%, 06/01/25 (Call 01/03/23)(a)(b)	6,188	5,925,298
4.38%, 08/15/29 (Call 08/15/24)(a)(b)	11,185	9,597,848
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	15,519	13,614,431

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Environmental Control (continued)
5.13%, 12/15/26 (Call 01/03/23)(a)(b)	$9,174	$8,834,195
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)(b)	13,735	11,877,891
5.88%, 06/30/29 (Call 06/30/24)(a)	20,787	15,271,448
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(a)(b)	13,025	11,373,132
5.38%, 07/15/24 (Call 12/16/22)(a)	4,954	4,896,534
		141,089,262
Food — 2.2%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 01/03/23)(a)(b)	15,304	13,893,889
3.50%, 03/15/29 (Call 09/15/23)(a)	27,256	22,852,474
4.63%, 01/15/27 (Call 01/15/23)(a)(b)	27,060	25,063,979
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	20,787	18,578,381
5.88%, 02/15/28 (Call 01/03/23)(a)(b)	14,478	13,829,205
7.50%, 03/15/26 (Call 01/03/23)(a)(b)	7,490	7,649,162
B&G Foods Inc.
5.25%, 04/01/25 (Call 01/03/23)(b)	18,942	16,771,563
5.25%, 09/15/27 (Call 01/03/23)(b)	11,466	9,231,922
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)(b)	19,317	17,263,603
4.38%, 01/31/32 (Call 01/31/27)(a)(b)	14,597	12,845,360
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	9,369	8,814,824
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)(b)	19,679	17,260,451
5.50%, 10/15/27 (Call 01/03/23)(a)(b)	21,957	21,188,505
Pilgrim's Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)(a)(b)	17,712	14,275,872
4.25%, 04/15/31 (Call 04/15/26)(a)(b)	19,919	17,277,438
5.88%, 09/30/27 (Call 01/03/23)(a)	18,838	18,533,201
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	28,217	23,995,703
4.63%, 04/15/30 (Call 04/15/25)(a)(b)	29,738	26,090,634
5.50%, 12/15/29 (Call 12/15/24)(a)(b)	25,534	23,347,651
5.63%, 01/15/28 (Call 12/16/22)(a)(b)	18,953	18,081,731
5.75%, 03/01/27 (Call 12/16/22)(a)(b)	12,828	12,505,248
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	11,837	10,506,580
4.75%, 02/15/29 (Call 02/15/24)(a)(b)	18,544	16,712,780
6.25%, 04/15/25 (Call 01/03/23)(a)(b)	16,028	16,177,702
		402,747,858
Food Service — 0.4%
Aramark Services Inc.
5.00%, 04/01/25 (Call 01/03/23)(a)(b)	9,741	9,519,545
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	22,863	21,376,677
6.38%, 05/01/25 (Call 01/03/23)(a)(b)	29,084	28,983,628
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)(b)	8,774	6,909,525
10.50%, 05/15/29 (Call 05/15/24)(a)(b)	13,098	7,465,860
		74,255,235
Forest Products & Paper — 0.1%
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(b)	18,928	16,249,688

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	14,670	14,229,900
5.63%, 05/20/24 (Call 03/20/24)(b)	12,434	12,330,110
5.75%, 05/20/27 (Call 02/20/27)	10,214	9,731,389

	Par
Security	(000)	Value

Gas (continued)
5.88%, 08/20/26 (Call 05/20/26)(b)	$14,088	$13,453,476
		49,744,875
Health Care - Products — 1.1%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	17,490	14,997,675
4.63%, 07/15/28 (Call 07/15/23)(a)(b)	30,555	28,110,600
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)(b)	21,762	19,120,311
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	8,599	8,126,949
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(a)(b)	88,554	76,135,187
5.25%, 10/01/29 (Call 10/01/24)(a)(b)	50,273	41,236,479
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)(b)	10,246	9,476,730
4.63%, 11/15/27 (Call 12/16/22)(b)	9,595	9,070,537
		206,274,468
Health Care - Services — 4.7%
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)(b)	11,220	9,212,695
3.50%, 04/01/30 (Call 04/01/25)(a)(b)	13,518	11,086,079
5.00%, 07/15/27 (Call 01/03/23)(a)(b)	9,592	9,151,248
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)(b)	12,102	10,247,664
2.50%, 03/01/31 (Call 12/01/30)(b)	7,879	6,219,716
2.63%, 08/01/31 (Call 05/01/31)(b)	1,977	1,566,803
3.00%, 10/15/30 (Call 07/15/30)(b)	5,848	4,824,308
3.38%, 02/15/30 (Call 02/15/25)	10,497	8,971,164
4.25%, 12/15/27 (Call 12/16/22)(b)	11,727	11,016,930
4.63%, 12/15/29 (Call 12/15/24)(b)	23,251	21,592,413
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)(b)	9,915	8,683,094
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	12,331	10,747,864
4.25%, 05/01/28 (Call 05/01/23)(a)(b)	10,054	9,161,707
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)	23,483	17,180,064
5.25%, 05/15/30 (Call 05/15/25)(a)(b)	33,257	25,346,088
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	37,925	32,301,462
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	18,325	15,143,505
6.13%, 04/01/30 (Call 04/01/25)(a)(b)	26,994	13,935,652
6.88%, 04/01/28 (Call 04/01/23)(a)(b)	13,572	6,556,973
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	28,740	15,447,750
8.00%, 03/15/26 (Call 01/03/23)(a)(b)	43,063	39,779,446
8.00%, 12/15/27 (Call 12/16/22)(a)(b)	13,801	12,313,080
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	29,439	21,693,634
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	55,119	44,617,728
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)(b)	15,850	14,301,119
4.63%, 04/01/31 (Call 04/01/26)	8,733	7,448,522
4.75%, 02/01/30 (Call 02/01/25)(b)	17,452	15,207,784
IQVIA Inc.
5.00%, 10/15/26 (Call 01/03/23)(a)(b)	20,982	20,194,487
5.00%, 05/15/27 (Call 01/03/23)(a)(b)	22,541	21,575,979
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 01/03/23)(a)(b)	10,807	8,986,471
6.75%, 04/15/25 (Call 01/03/23)(a)(b)	10,881	10,033,053
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)	10,281	5,950,129
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)	10,415	8,757,974

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
ModivCare Inc., 5.88%, 11/15/25 (Call 01/03/23)(a)(b)	$10,054	$9,321,495
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)(b)	14,524	12,490,640
3.88%, 05/15/32 (Call 02/15/32)(a)	16,929	14,283,844
4.38%, 06/15/28 (Call 06/15/23)(a)(b)	17,145	15,731,909
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(a)(b)	15,265	9,078,095
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 01/03/23)(a)(b)	28,356	22,583,002
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 01/03/23)(a)(b)	18,467	15,395,938
Select Medical Corp., 6.25%, 08/15/26 (Call 01/03/23)(a)(b)	27,876	26,980,065
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(a)(b)	27,620	23,959,963
4.38%, 01/15/30 (Call 12/01/24)(a)(b)	30,600	26,654,742
4.63%, 07/15/24 (Call 01/03/23)(b)	12,788	12,540,232
4.63%, 09/01/24 (Call 12/16/22)(a)(b)	10,152	9,885,510
4.63%, 06/15/28 (Call 06/15/23)(a)(b)	11,192	10,069,815
4.88%, 01/01/26 (Call 01/03/23)(a)	40,977	39,004,859
5.13%, 11/01/27 (Call 01/03/23)(a)(b)	30,763	28,981,515
6.13%, 10/01/28 (Call 10/01/23)(a)(b)	52,135	46,068,869
6.13%, 06/15/30 (Call 06/15/25)(a)(b)	38,769	37,024,395
6.25%, 02/01/27 (Call 01/03/23)(a)(b)	28,576	27,518,728
		866,826,201
Holding Companies - Diversified — 0.7%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)(b)	20,052	17,505,195
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)(b)	15,979	13,442,334
4.75%, 09/15/24 (Call 06/15/24)(b)	21,591	20,823,248
5.25%, 05/15/27 (Call 11/15/26)	31,082	28,618,727
6.25%, 05/15/26 (Call 01/03/23)(b)	28,426	27,891,131
6.38%, 12/15/25 (Call 01/03/23)	16,013	15,712,756
		123,993,391
Home Builders — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30 (Call 04/01/25)(a)	7,789	5,997,530
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	9,495	7,482,345
6.25%, 09/15/27 (Call 01/03/23)(a)(b)	11,674	10,456,499
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	10,555	8,517,885
6.75%, 06/01/27 (Call 01/03/23)(b)	10,148	9,835,354
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	11,250	9,267,187
5.25%, 12/15/27 (Call 01/03/23)(a)(b)	10,398	9,331,165
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)(b)	9,380	7,949,550
6.00%, 06/01/25 (Call 03/01/25)(b)	6,550	6,489,151
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	11,153	9,747,722
5.75%, 01/15/28 (Call 10/15/27)(a)(b)	9,480	8,851,950
5.88%, 06/15/27 (Call 03/15/27)(a)	8,698	8,330,509
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	7,283	7,286,509
		109,543,356

	Par
Security	(000)	Value

Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)	$15,513	$11,964,401
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	16,940	14,100,445
		26,064,846
Household Products & Wares — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(b)	9,621	8,009,483
4.13%, 04/30/31 (Call 04/30/26)(a)(b)	7,869	6,574,156
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)	9,235	8,398,078
7.00%, 12/31/27 (Call 12/31/23)(a)(b)	9,720	8,067,600
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	9,900	7,456,180
5.75%, 07/15/25 (Call 01/03/23)(b)	6,280	6,193,952
		44,699,449
Housewares — 0.5%
Newell Brands Inc.
4.45%, 04/01/26 (Call 01/01/26)(b)	41,264	39,207,918
4.88%, 06/01/25 (Call 05/01/25)	8,882	8,667,322
6.38%, 09/15/27 (Call 06/15/27)(b)	11,107	11,109,222
6.63%, 09/15/29 (Call 06/15/29)(b)	10,108	9,960,882
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(b)	10,371	7,955,421
4.38%, 02/01/32 (Call 08/01/26)(b)	7,994	6,122,904
4.50%, 10/15/29 (Call 10/15/24)(b)	8,199	6,723,180
		89,746,849
Insurance — 1.1%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	14,350	11,874,625
6.00%, 08/01/29 (Call 08/01/24)(a)(b)	10,345	8,370,830
7.00%, 11/15/25 (Call 01/03/23)(a)(b)	19,100	17,957,820
10.13%, 08/01/26 (Call 01/03/23)(a)(b)	7,446	7,307,163
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)(b)	14,230	12,807,000
5.88%, 11/01/29 (Call 11/01/24)(a)(b)	11,009	9,360,953
6.75%, 10/15/27 (Call 01/03/23)(a)(b)	26,018	24,001,475
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(a)(b)	11,176	9,499,600
7.00%, 08/15/25 (Call 01/03/23)(a)(b)	9,711	9,346,046
Enstar Finance LLC, 5.50%, 01/15/42 (Call 01/15/27)(b)(c)	11,473	9,247,238
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26)(a)(b)(c)	13,928	10,382,059
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 01/03/23)(a)(b)	8,500	8,245,000
Hub International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(a)(b)	10,420	9,312,875
7.00%, 05/01/26 (Call 12/12/22)(a)(b)	35,743	35,306,935
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 09/15/26)(a)(b)(c)	10,388	8,095,136
4.30%, 02/01/61 (Call 02/01/26)(a)	15,016	8,728,050
		199,842,805
Internet — 1.5%
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)	18,794	15,458,065
6.13%, 12/01/28 (Call 12/01/23)(a)(b)	10,758	8,685,306
Gen Digital Inc., 5.00%, 04/15/25 (Call 12/12/22)(a)	19,581	19,169,573

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Internet (continued)
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)(b)	$16,577	$14,067,857
5.25%, 12/01/27 (Call 01/03/23)(a)(b)	10,704	10,192,146
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	9,819	7,535,378
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	11,138	9,300,230
4.63%, 06/01/28 (Call 06/01/23)(a)(b)	8,915	8,014,565
5.00%, 12/15/27 (Call 01/03/23)(a)(b)	10,624	9,953,395
NortonLifeLock Inc.
6.75%, 09/30/27 (Call 09/30/24)(a)(b)	18,454	18,533,537
7.13%, 09/30/30 (Call 09/30/25)(a)(b)	12,943	13,047,579
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 01/03/23)(a)(b)	15,761	9,771,820
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(b)(c)(d)	14,152	10,457,419
6.25%, (Call 04/22/31)(a)(b)(c)(d)	19,260	12,366,164
10.25%, 11/30/24 (Call 11/28/23)	9,950	9,960,035
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(b)	29,629	25,848,340
6.25%, 01/15/28 (Call 09/15/23)(a)(b)	10,488	10,202,858
7.50%, 05/15/25 (Call 01/03/23)(a)	17,399	17,512,555
7.50%, 09/15/27 (Call 01/03/23)(a)(b)	24,739	24,862,695
8.00%, 11/01/26 (Call 01/03/23)(a)(b)	28,867	29,247,865
		284,187,382
Iron & Steel — 0.4%
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 01/03/23)(b)	11,891	11,257,804
6.75%, 03/15/26 (Call 01/03/23)(a)(b)	16,161	16,171,823
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)(b)	14,602	15,000,635
8.13%, 05/01/27 (Call 01/03/23)(a)(b)	11,706	11,886,468
8.50%, 05/01/30 (Call 05/01/25)(a)	12,454	12,625,242
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)(b)	645	627,753
		67,569,725
Leisure Time — 0.9%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(a)(b)	22,580	23,464,204
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)(b)	21,004	20,196,816
8.00%, 04/15/26 (Call 02/01/23)(a)(b)	9,028	8,162,817
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/12/22)(a)(b)	11,161	9,739,089
5.88%, 03/15/26 (Call 12/15/25)(a)(b)	29,253	24,348,565
5.88%, 02/15/27 (Call 02/15/24)(a)(b)	19,671	17,513,681
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	11,629	9,429,801
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	12,738	9,936,637
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 01/03/23)(a)(b)	16,669	13,988,070
7.00%, 02/15/29 (Call 02/15/24)(a)(b)	12,350	10,343,125
13.00%, 05/15/25 (Call 12/16/22)(a)(b)	10,757	11,471,324
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)(b)	13,339	11,471,540
		170,065,669
Lodging — 3.5%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/12/22)(b)	21,239	19,874,509
4.75%, 06/15/31 (Call 06/15/26)(a)(b)	17,649	15,511,637
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)(b)	29,964	24,669,661
3.75%, 05/01/29 (Call 05/01/24)(a)(b)	17,861	15,850,030
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	21,828	18,562,896

	Par
Security	(000)	Value

Lodging (continued)
4.88%, 01/15/30 (Call 01/15/25)(b)	$21,127	$19,532,059
5.38%, 05/01/25 (Call 12/12/22)(a)(b)	7,058	7,017,429
5.75%, 05/01/28 (Call 05/01/23)(a)(b)	9,145	8,950,793
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	10,509	8,665,478
5.00%, 06/01/29 (Call 06/01/24)(a)(b)	15,907	13,762,647
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 12/16/22)(b)	11,038	10,608,622
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	11,442	10,621,952
3.20%, 08/08/24 (Call 07/08/24)(b)	33,086	31,479,509
3.50%, 08/18/26 (Call 06/18/26)	19,679	17,741,726
3.90%, 08/08/29 (Call 05/08/29)(b)	15,169	12,874,385
Marriott Ownership Resorts Inc., 4.50%, 06/15/29 (Call 06/15/24)(a)(b)	9,479	8,042,636
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 01/03/23)(a)(b)	21,427	18,936,111
5.25%, 04/26/26 (Call 01/03/23)(a)(b)	9,275	7,912,251
5.38%, 12/04/29 (Call 12/04/24)(a)(b)	23,087	18,242,339
5.63%, 07/17/27 (Call 07/17/23)(a)(b)	11,643	9,678,244
5.75%, 07/21/28 (Call 07/21/23)(a)	17,864	14,514,500
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)(b)	14,018	12,322,814
5.25%, 06/18/25 (Call 12/12/22)(a)(b)	10,520	9,814,309
5.38%, 05/15/24 (Call 12/12/22)(a)(b)	14,028	13,618,850
5.88%, 05/15/26 (Call 12/12/22)(a)(b)	14,309	13,128,508
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(b)	9,392	8,690,535
4.75%, 10/15/28 (Call 07/15/28)(b)	14,806	13,175,811
5.50%, 04/15/27 (Call 01/15/27)(b)	13,240	12,478,700
5.75%, 06/15/25 (Call 03/15/25)	13,731	13,464,962
6.75%, 05/01/25 (Call 01/03/23)(b)	12,852	12,851,668
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	14,256	12,527,460
4.63%, 12/01/31 (Call 06/01/31)(a)(b)	9,201	7,714,026
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)(b)	23,298	16,483,335
6.00%, 07/15/25 (Call 07/15/23)(a)(b)	9,392	7,822,021
6.50%, 01/15/28 (Call 07/15/23)(a)(b)	10,617	7,962,750
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	12,942	10,572,573
6.00%, 04/01/27 (Call 01/01/27)(b)	7,501	7,092,946
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	12,573	12,314,054
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	18,346	16,995,367
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	37,541	36,097,549
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 12/12/22)(a)(b)	10,881	10,228,140
5.13%, 12/15/29 (Call 12/15/24)(a)(b)	19,602	15,779,610
5.50%, 01/15/26 (Call 01/03/23)(a)	19,779	17,801,100
5.50%, 10/01/27 (Call 01/03/23)(a)(b)	16,253	13,672,836
5.63%, 08/26/28 (Call 08/26/23)(a)(b)	28,762	23,692,698
		639,352,036
Machinery — 0.2%
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 01/03/23)(a)	12,212	10,810,591
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)(b)	7,600	6,308,000

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)(b)	$31,531	$28,615,013
		45,733,604
Manufacturing — 0.2%
FXI Holdings Inc.
7.88%, 11/01/24 (Call 01/03/23)(a)(b)	11,291	9,369,272
12.25%, 11/15/26 (Call 01/03/23)(a)(b)	16,574	13,590,680
Hillenbrand Inc., 5.75%, 06/15/25 (Call 01/03/23)(b)	8,332	8,362,744
		31,322,696
Media — 10.5%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)(b)	23,245	19,187,353
5.75%, 08/15/29 (Call 08/15/24)(a)	41,521	33,974,558
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	20,545	15,313,627
4.75%, 08/01/25 (Call 01/03/23)(b)	16,436	14,647,434
5.00%, 04/01/24 (Call 01/03/23)(b)	7,412	7,066,897
Audacy Capital Corp.
6.50%, 05/01/27 (Call 12/16/22)(a)	4,951	1,279,834
6.75%, 03/31/29 (Call 03/31/24)(a)	6,298	1,482,675
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)(b)	59,410	48,332,512
4.25%, 01/15/34 (Call 01/15/28)(a)(b)	40,718	31,515,292
4.50%, 08/15/30 (Call 02/15/25)(a)(b)	52,812	44,494,110
4.50%, 05/01/32 (Call 05/01/26)(b)	59,006	48,636,876
4.50%, 06/01/33 (Call 06/01/27)(a)	35,212	28,147,592
4.75%, 03/01/30 (Call 09/01/24)(a)(b)	60,608	52,601,986
4.75%, 02/01/32 (Call 02/01/27)(a)(b)	22,685	18,970,331
5.00%, 02/01/28 (Call 12/16/22)(a)(b)	47,790	43,971,579
5.13%, 05/01/27 (Call 01/03/23)(a)(b)	64,740	61,275,763
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	28,903	26,331,838
5.50%, 05/01/26 (Call 01/03/23)(a)(b)	14,086	13,626,610
6.38%, 09/01/29 (Call 09/01/25)(a)(b)	28,788	27,426,567
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	20,341	14,645,520
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	21,175	16,214,316
4.50%, 11/15/31 (Call 11/15/26)(a)	30,545	23,612,718
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	45,448	28,508,735
5.00%, 11/15/31 (Call 11/15/26)(a)(b)	8,876	5,686,188
5.25%, 06/01/24(b)	14,880	14,373,336
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	20,237	18,154,740
5.50%, 04/15/27 (Call 01/03/23)(a)(b)	29,360	26,901,100
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	45,978	31,311,018
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	37,586	34,164,107
7.50%, 04/01/28 (Call 04/01/23)(a)(b)	20,227	15,757,844
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 12/16/22)(a)(b)	31,605	5,197,442
6.63%, 08/15/27 (Call 12/16/22)(a)	13,224	490,125
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)(b)	74,471	68,333,100
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)	55,777	47,884,554
5.75%, 12/01/28 (Call 12/01/27)(a)	51,914	42,253,235
5.88%, 11/15/24(b)	41,007	38,967,312
7.38%, 07/01/28 (Call 07/01/23)	21,204	15,640,070
7.75%, 07/01/26(b)	41,730	34,427,250
5.13%, 06/01/29(b)	30,909	20,322,668

	Par
Security	(000)	Value

Media (continued)
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(a)	$31,091	$31,956,263
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(a)(b)	26,444	20,175,979
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	15,605	11,578,585
5.88%, 07/15/26 (Call 01/03/23)(a)(b)	15,334	14,145,538
7.00%, 05/15/27 (Call 12/12/22)(a)(b)	15,981	14,692,532
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	9,572	8,184,060
5.25%, 08/15/27 (Call 12/16/22)(a)(b)	13,743	12,255,320
6.38%, 05/01/26 (Call 12/16/22)(b)	14,755	13,985,561
8.38%, 05/01/27 (Call 12/16/22)(b)	25,636	22,979,214
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	17,374	14,540,301
6.75%, 10/15/27 (Call 01/03/23)(a)(b)	21,391	20,054,063
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)(b)	17,741	15,767,314
8.00%, 08/01/29 (Call 08/01/24)(a)(b)	14,573	12,353,395
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(a)(b)	19,885	17,672,794
5.13%, 02/15/32 (Call 02/15/27)(a)(b)	10,396	9,525,335
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(b)	19,646	17,483,368
5.63%, 07/15/27 (Call 12/12/22)(a)(b)	38,013	35,964,035
Paramount Global
6.25%, 02/28/57 (Call 02/28/27)(b)(c)	14,965	12,505,252
6.38%, 03/30/62 (Call 03/30/27)(b)(c)	20,612	17,191,078
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)(b)	16,351	13,383,089
6.50%, 09/15/28 (Call 09/15/23)(a)(b)	20,367	11,038,018
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)(b)	9,817	8,223,603
5.38%, 01/15/31 (Call 01/15/26)(a)(b)	9,011	7,367,394
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 01/03/23)(a)(b)	8,813	7,909,442
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	15,117	11,666,640
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	11,029	8,409,613
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)(b)	17,015	15,398,418
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	28,754	23,506,395
4.00%, 07/15/28 (Call 07/15/24)(a)(b)	43,618	38,389,039
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	31,092	26,065,045
5.00%, 08/01/27 (Call 01/03/23)(a)	27,630	25,967,047
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	26,190	24,445,157
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(b)	21,154	19,950,549
4.75%, 03/15/26 (Call 03/15/23)(a)(b)	11,051	10,815,015
5.00%, 09/15/29 (Call 09/15/24)(b)	21,727	20,369,062
Telenet Finance Luxembourg Notes Sarl, 5.50% ,03/01/28 (Call 12/12/22)(a)	16,800	15,120,000
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(b)	21,504	18,450,432
5.13%, 02/15/25 (Call 12/12/22)(a)(b)	27,896	26,941,036
6.63%, 06/01/27 (Call 06/01/23)(a)(b)	30,423	29,844,963
7.38%, 06/30/30 (Call 06/30/25)(a)	17,580	17,545,192
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	26,278	22,469,004
UPC Holding BV, 5.50%, 01/15/28 (Call 12/12/22)(a)(b)	8,530	7,679,962

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	$12,291	$10,428,394
5.13%, 04/15/27 (Call 01/03/23)(a)(b)	11,164	10,641,636
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	4,986	4,962,856
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(b)	17,777	14,792,242
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)(b)	16,924	14,131,540
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	31,309	28,925,133
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	9,677	8,272,383
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(a)	28,881	24,025,382
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)	9,595	7,768,112
6.00%, 01/15/27 (Call 01/02/23)(a)(b)	15,656	14,520,940
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)(b)	20,370	17,314,500
		1,930,876,032
Mining — 1.0%
Arconic Corp.
6.00%, 05/15/25 (Call 01/03/23)(a)(b)	11,078	10,932,350
6.13%, 02/15/28 (Call 02/15/23)(a)(b)	18,422	17,271,362
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(a)(b)	10,033	8,220,639
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(b)	29,908	25,197,490
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	10,538	9,695,703
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	7,455	7,377,788
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)(b)	13,526	12,798,014
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	15,080	14,026,662
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	12,668	10,605,396
4.63%, 03/01/28 (Call 03/01/23)(a)(b)	10,690	9,507,419
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(a)(b)	13,058	11,745,857
3.88%, 08/15/31 (Call 08/15/26)(a)(b)	14,847	12,174,540
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	33,023	29,810,853
		179,364,073
Office & Business Equipment — 0.1%
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)	144	112,680
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	14,925	13,828,013
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	15,650	12,630,528
		26,571,221
Oil & Gas — 5.7%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	12,072	11,307,440
7.63%, 02/01/29 (Call 02/01/24)(a)(b)	5,338	5,462,553
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)(b)	11,501	10,293,395
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)(b)	7,963	7,173,309
7.00%, 11/01/26 (Call 01/03/23)(a)(b)	8,703	8,522,326
Callon Petroleum Co.
7.50%, 06/15/30 (Call 06/15/25)(a)(b)	12,990	12,360,245
8.00%, 08/01/28 (Call 08/01/24)(a)(b)	13,418	13,244,992
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 01/03/23)(a)(b)	10,910	11,537,325

	Par
Security	(000)	Value

Oil & Gas (continued)
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(a)(b)	$7,335	$7,093,518
5.88%, 02/01/29 (Call 02/05/24)(a)	10,178	9,770,880
6.75%, 04/15/29 (Call 04/15/24)(a)(b)	19,784	19,586,160
Citgo Holding Inc., 9.25%, 08/01/24 (Call 01/03/23)(a)	22,847	22,989,794
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)(b)	12,800	12,525,500
7.00%, 06/15/25 (Call 01/03/23)(a)(b)	22,789	22,457,078
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	9,644	9,097,981
7.25%, 03/14/27 (Call 01/03/23)(a)(b)	845	842,447
7.38%, 01/15/31 (Call 01/15/26)(a)(b)	9,481	9,418,923
Colgate Energy Partners III LLC, 5.88%, 07/01/29 (Call 07/01/24)(a)(b)	13,932	12,817,440
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)(b)	20,475	18,689,580
6.75%, 03/01/29 (Call 03/01/24)(a)(b)	23,751	23,196,414
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)(b)	7,785	7,141,959
5.63%, 10/15/25 (Call 01/03/23)(a)(b)	22,185	21,575,072
CVR Energy Inc.
5.25%, 02/15/25 (Call 12/16/22)(a)(b)	11,001	10,500,455
5.75%, 02/15/28 (Call 02/15/23)(a)	8,785	7,903,337
Endeavor Energy Resources LP/EER Finance Inc.,
5.75%, 01/30/28 (Call 01/30/23)(a)(b)	21,319	20,982,160
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(a)(e)	9,186	8,892,492
4.88%, 03/30/26 (Call 12/30/25)(a)(e)	9,868	9,200,013
5.38%, 03/30/28 (Call 09/30/27)(a)(e)	10,125	9,291,995
5.88%, 03/30/31 (Call 09/30/30)(a)(e)	9,736	8,689,380
EQT Corp.
3.13%, 05/15/26 (Call 05/15/23)(a)(b)	69	63,910
3.90%, 10/01/27 (Call 07/01/27)	508	470,587
6.13%, 02/01/25 (Call 01/01/25)(b)	387	390,134
7.00%, 02/01/30 (Call 11/01/29)(b)	394	415,606
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(a)(b)	14,142	12,985,686
6.00%, 04/15/30 (Call 04/15/25)(a)(b)	8,871	8,181,481
6.00%, 02/01/31 (Call 02/01/26)(a)	13,266	12,092,788
6.25%, 11/01/28 (Call 11/01/23)(a)(b)	10,774	10,268,915
6.25%, 04/15/32 (Call 05/15/27)(a)(b)	10,162	9,323,635
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(a)(b)	6,526	6,199,700
9.50%, 01/15/25 (Call 01/15/23)(b)	7,832	7,832,000
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)(e)	9,600	9,442,739
6.50%, 06/30/27 (Call 12/30/26)(a)(e)	10,056	9,833,511
6.75%, 06/30/30 (Call 12/30/29)(a)(e)	7,676	7,268,602
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)(b)	12,477	11,840,673
7.13%, 02/01/27 (Call 02/01/23)(a)(b)	12,539	12,746,019
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/03/23)(a)	14,976	13,933,670
10.50%, 05/15/27 (Call 01/03/23)(a)	11,247	11,050,178
Murphy Oil Corp.
5.75%, 08/15/25 (Call 01/03/23)(b)	4,283	4,263,962
5.88%, 12/01/27 (Call 01/03/23)(b)	12,743	12,332,435
6.38%, 07/15/28 (Call 07/15/24)(b)	9,873	9,737,246
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(b)	13,267	12,736,320

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
7.38%, 05/15/27 (Call 05/15/24)(a)(b)	$12,921	$12,575,474
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 01/03/23)(a)	12,670	12,179,037
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 07/15/24)(b)	7,066	6,772,330
5.50%, 12/01/25 (Call 09/01/25)(b)	11,197	11,169,008
5.55%, 03/15/26 (Call 12/15/25)(b)	18,250	18,250,000
5.88%, 09/01/25 (Call 06/01/25)(b)	17,493	17,585,713
6.13%, 01/01/31 (Call 07/01/30)(b)	25,623	25,899,728
6.38%, 09/01/28 (Call 03/01/28)(b)	11,621	11,865,041
6.63%, 09/01/30 (Call 03/01/30)(b)	29,356	30,713,715
6.95%, 07/01/24(b)	2,859	2,901,914
7.50%, 05/01/31(b)	17,431	18,907,672
7.88%, 09/15/31(b)	9,282	10,128,983
8.50%, 07/15/27 (Call 01/15/27)(b)	10,392	11,327,280
8.88%, 07/15/30 (Call 01/15/30)	22,231	25,359,569
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)(b)	18,412	15,512,110
4.63%, 05/01/30 (Call 05/01/25)(a)(b)	14,417	12,088,655
5.88%, 07/15/27 (Call 01/03/23)(a)(b)	8,781	8,385,855
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)	17,427	15,906,669
7.25%, 06/15/25 (Call 01/03/23)	12,510	12,438,067
Puma International Financing SA
5.00%, 01/24/26 (Call 01/24/23)(a)	11,055	9,757,193
5.13%, 10/06/24 (Call 12/12/22)(a)	11,243	10,512,205
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)(b)	9,962	8,903,476
4.88%, 05/15/25 (Call 02/15/25)(b)	13,684	13,209,165
8.25%, 01/15/29 (Call 01/15/24)(b)	9,948	10,378,450
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)(b)	9,258	9,034,234
6.63%, 01/15/27 (Call 01/03/23)(b)	7,641	7,503,701
6.75%, 09/15/26 (Call 01/03/23)(b)	7,446	7,325,003
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(b)	23,137	20,302,717
5.38%, 02/01/29 (Call 02/01/24)(b)	12,923	12,147,620
5.38%, 03/15/30 (Call 03/15/25)(b)	24,310	22,856,262
5.70%, 01/23/25 (Call 10/23/24)(b)	814	805,860
7.75%, 10/01/27 (Call 01/03/23)(b)	6,480	6,678,818
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(b)	16,705	14,464,646
4.50%, 04/30/30 (Call 04/30/25)(b)	16,216	14,037,997
5.88%, 03/15/28 (Call 03/15/23)(b)	7,318	7,000,632
6.00%, 04/15/27 (Call 01/03/23)(b)	11,948	11,843,455
Transocean Inc.
7.25%, 11/01/25 (Call 12/12/22)(a)(b)	2,317	2,009,998
7.50%, 01/15/26 (Call 12/12/22)(a)	12,147	10,240,528
8.00%, 02/01/27 (Call 02/01/23)(a)	12,000	9,810,000
11.50%, 01/30/27 (Call 07/30/23)(a)	13,727	13,919,864
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 01/03/23)(a)	247	239,345
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 01/03/23)(a)(b)	6,421	6,244,726
		1,045,166,675
Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)(b)	15,556	14,445,134
6.88%, 04/01/27 (Call 01/03/23)(a)(b)	10,149	9,799,087

	Par
Security	(000)	Value

Oil & Gas Services (continued)
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 01/03/23)(b)	$14,195	$13,656,513
6.88%, 09/01/27 (Call 01/03/23)(b)	15,022	14,341,503
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(a)(b)	9,300	9,005,148
8.63%, 04/30/30 (Call 10/30/24)(a)(b)	31,904	30,595,936
11.00%, 12/01/24 (Call 01/03/23)(a)(b)	238	244,633
		92,087,954
Packaging & Containers — 2.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)	11,783	9,969,400
4.00%, 09/01/29 (Call 05/15/24)(a)(b)	21,192	17,079,014
6.00%, 06/15/27 (Call 06/15/24)(a)(b)	10,416	10,124,918
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 12/12/22)(a)(b)	23,530	20,754,196
5.25%, 04/30/25 (Call 04/30/23)(a)	12,851	12,407,126
5.25%, 08/15/27 (Call 01/02/23)(a)(b)	15,703	11,899,930
5.25%, 08/15/27 (Call 08/15/23)(a)(b)	21,094	15,985,297
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	27,363	22,220,124
3.13%, 09/15/31 (Call 06/15/31)(b)	17,300	13,844,635
4.00%, 11/15/23	2,194	2,152,204
4.88%, 03/15/26 (Call 12/15/25)(b)	13,889	13,466,212
5.25%, 07/01/25(b)	21,060	20,805,526
6.88%, 03/15/28(b)	9,890	10,226,754
Berry Global Inc.
4.50%, 02/15/26 (Call 01/03/23)(a)(b)	466	445,766
5.63%, 07/15/27 (Call 01/03/23)(a)(b)	9,758	9,559,796
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(a)(b)	10,360	10,003,287
8.75%, 04/15/30 (Call 04/15/25)(a)(b)	22,769	20,501,588
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(a)(b)	10,167	9,404,475
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(b)	6,657	6,374,078
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 02/01/26 (Call 01/03/23)(b)	14,998	14,465,121
Graphic Packaging International LLC
3.50%, 03/15/28(a)	9,634	8,421,715
3.75%, 02/01/30 (Call 08/01/29)(a)(b)	7,904	6,716,424
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)(b)	9,735	8,629,506
6.75%, 07/15/26 (Call 12/12/22)(a)(b)	12,446	11,885,930
8.25%, 11/01/29 (Call 11/01/24)(a)	11,297	9,053,839
10.50%, 07/15/27 (Call 12/12/22)(a)(b)	13,573	12,509,216
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 01/03/23)(a)	26,613	26,248,971
7.25%, 04/15/25 (Call 01/03/23)(a)(b)	27,078	24,639,288
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)(b)	7,432	6,425,197
Owens-Brockway Glass Container Inc., 6.63%,
05/13/27 (Call 05/15/23)(a)(b)	12,436	12,031,892
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen
Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(a)(b)	20,018	17,574,002
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)(b)	10,014	8,693,012

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Packaging & Containers (continued)
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	$9,144	$8,231,029
5.00%, 04/15/29 (Call 04/15/25)(a)(b)	9,155	8,514,150
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	7,629	7,617,557
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	7,264	7,195,762
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 12/16/22)(b)	12,560	11,793,212
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 01/02/23)(a)	21,210	19,963,912
8.50%, 08/15/27 (Call 08/15/23)(a)(b)	13,624	12,792,800
		480,626,861
Pharmaceuticals — 3.0%
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)(b)	8,863	7,404,593
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	11,949	10,074,526
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 01/03/23)(a)	7,371	3,543,106
9.25%, 04/01/26 (Call 01/03/23)(a)	9,719	6,224,601
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(a)	4,300	1,778,050
5.00%, 02/15/29 (Call 02/15/24)(a)	2,930	1,231,897
6.25%, 02/15/29 (Call 02/15/24)(a)	5,858	2,462,191
9.00%, 12/15/25 (Call 01/03/23)(a)	7,669	5,477,344
Bausch Health Cos. Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)(b)	32,630	20,098,041
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	8,350	3,611,340
5.25%, 02/15/31 (Call 02/15/26)(a)(b)	8,531	3,615,402
5.50%, 11/01/25 (Call 01/03/23)(a)(b)	36,083	30,469,687
5.75%, 08/15/27 (Call 12/16/22)(a)	8,345	5,439,897
6.13%, 02/01/27 (Call 02/01/24)(a)(b)	20,293	13,496,874
11.00%, 09/30/28(a)	41,764	32,066,487
14.00%, 10/15/30	8,445	4,861,153
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 01/02/23)(a)(b)	11,179	10,178,479
HLF Financing Sarl LLC/Herbalife International Inc.,
4.88%, 06/01/29 (Call 06/01/24)(a)(b)	11,826	8,449,677
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)(b)	33,039	29,938,372
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00%, 04/15/25 (Call 12/16/22)(a)(b)	9,470	8,179,712
11.50%, 12/15/28 (Call 06/15/27)(a)(b)	13,050	11,157,750
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)(b)	43,425	39,081,631
5.13%, 04/30/31 (Call 04/30/26)(a)(b)	42,171	37,422,967
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(a)(b)	9,301	7,579,580
6.63%, 04/01/30 (Call 04/01/25)(a)(b)	12,521	11,061,187
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	12,328	11,746,599
4.38%, 03/15/26 (Call 12/15/25)(b)	19,398	18,262,441
4.40%, 06/15/30 (Call 03/15/30)(b)	14,764	12,619,234
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)(b)	13,483	11,207,744
5.13%, 01/15/28 (Call 01/15/23)(a)(b)	7,739	7,323,029
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23(b)	356	347,100
3.15%, 10/01/26(b)	68,633	59,697,670
4.75%, 05/09/27 (Call 02/09/27)(b)	19,884	18,024,321
5.13%, 05/09/29 (Call 02/09/29)(b)	21,111	18,832,067
6.00%, 04/15/24 (Call 01/15/24)(b)	21,540	21,311,736

	Par
Security	(000)	Value

Pharmaceuticals (continued)
6.75%, 03/01/28 (Call 12/01/27)(b)	$28,232	$27,681,476
7.13%, 01/31/25 (Call 10/31/24)(b)	20,058	20,108,145
		542,066,106
Pipelines — 4.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	15,998	14,758,155
5.75%, 03/01/27 (Call 12/16/22)(a)	13,842	13,263,061
5.75%, 01/15/28 (Call 01/15/23)(a)(b)	11,601	10,962,945
7.88%, 05/15/26 (Call 05/15/23)(a)(b)	8,645	8,848,817
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(b)	12,606	11,217,371
4.13%, 03/01/25 (Call 02/01/25)(a)	7,475	7,153,070
4.13%, 12/01/27 (Call 09/01/27)	7,765	6,834,590
4.15%, 07/01/23 (Call 04/01/23)	438	432,060
4.50%, 03/01/28 (Call 12/01/27)(a)(b)	11,918	10,636,815
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	38,423	35,492,862
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(b)	9,568	7,785,960
4.00%, 03/01/31 (Call 03/01/26)(b)	11,578	10,116,278
4.50%, 10/01/29 (Call 10/01/24)(b)	11,936	10,966,200
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)(b)	28,114	25,796,844
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 12/16/22)(a)(b)	12,207	11,521,753
5.75%, 04/01/25 (Call 01/03/23)	6,658	6,504,295
6.00%, 02/01/29 (Call 02/01/24)(a)(b)	13,958	12,888,718
8.00%, 04/01/29 (Call 04/01/24)(a)(b)	9,207	9,311,464
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)(b)	23,567	20,660,812
4.38%, 06/15/31 (Call 06/15/26)(a)(b)	20,135	17,388,809
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)(b)	9,840	9,364,913
5.63%, 01/15/28 (Call 07/15/27)(a)(b)	10,385	10,089,271
6.50%, 09/01/30 (Call 03/01/30)(a)(b)	13,615	13,827,666
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(b)	9,265	8,848,075
4.85%, 07/15/26 (Call 04/15/26)(b)	9,305	8,887,245
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)(b)	657	630,063
4.13%, 12/01/26 (Call 09/01/26)(b)	9,705	8,882,987
4.50%, 01/15/29 (Call 07/15/28)(a)(b)	16,345	14,388,708
4.75%, 01/15/31 (Call 07/15/30)(a)(b)	21,711	18,454,350
5.50%, 07/15/28 (Call 04/15/28)(b)	18,076	16,748,318
6.00%, 07/01/25 (Call 04/01/25)(a)	6,714	6,591,874
6.50%, 07/01/27 (Call 01/01/27)(a)(b)	18,850	18,598,667
7.50%, 06/01/27 (Call 06/01/24)(a)(b)	13,208	13,344,042
7.50%, 06/01/30 (Call 12/01/29)(a)(b)	9,563	9,652,605
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 01/03/23)(b)	9,421	9,069,126
7.75%, 02/01/28 (Call 02/01/23)(b)	15,354	14,547,915
8.00%, 01/15/27 (Call 01/15/24)(b)	20,743	19,788,467
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	14,467	12,495,871
5.13%, 06/15/28 (Call 06/15/23)(a)(b)	11,141	10,488,806
5.50%, 10/15/30 (Call 10/15/25)(a)	7,157	6,576,985
5.63%, 02/15/26 (Call 01/03/23)(a)	16,847	16,553,357
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)(b)	24,721	21,240,530
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(a)(b)	19,662	18,506,857

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)	$30,592	$29,470,256
6.75%, 09/15/25 (Call 12/21/22)(a)(b)	22,984	22,536,086
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)(b)	39,361	35,523,302
NGL Energy Partners LP/NGL Energy Finance Corp.,
7.50%, 11/01/23 (Call 01/03/23)(b)	3,464	3,331,213
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)(b)	12,039	11,346,087
5.75%, 10/01/25 (Call 07/01/25)(b)	9,894	9,646,650
6.00%, 06/01/26 (Call 03/01/26)(b)	10,246	9,938,620
6.38%, 10/01/30 (Call 04/01/30)(b)	12,356	11,614,640
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)(b)	6,808	6,382,500
4.95%, 07/15/29 (Call 04/15/29)(a)(b)	11,295	10,177,586
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(a)(b)	15,081	13,648,305
6.00%, 03/01/27 (Call 03/01/23)(a)(b)	8,467	8,063,124
6.00%, 12/31/30 (Call 12/31/25)(a)(b)	16,514	14,965,812
6.00%, 09/01/31 (Call 09/01/26)(a)(b)	10,061	8,966,866
7.50%, 10/01/25 (Call 01/03/23)(a)(b)	11,783	11,930,287
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31 (Call 02/01/26)	273	248,654
5.50%, 03/01/30 (Call 03/01/25)	321	306,938
6.88%, 01/15/29 (Call 01/15/24)(b)	237	243,090
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)(b)	25,153	20,447,294
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	24,078	20,922,063
4.13%, 08/15/31 (Call 02/15/31)(a)(b)	25,238	21,767,775
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)(b)	12,513	11,947,412
3.95%, 06/01/25 (Call 03/01/25)	569	545,013
4.50%, 03/01/28 (Call 12/01/27)	8,110	7,504,134
4.55%, 02/01/30 (Call 11/01/29)(b)	24,971	22,304,097
4.65%, 07/01/26 (Call 04/01/26)(b)	10,229	9,966,115
4.75%, 08/15/28 (Call 05/15/28)	7,391	6,903,986
		870,765,482
Real Estate — 0.6%
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)(b)	13,131	10,999,675
4.38%, 02/01/31 (Call 02/01/26)(a)(b)	13,693	11,181,156
5.38%, 08/01/28 (Call 08/01/23)(a)(b)	18,204	16,411,816
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(b)	13,020	10,548,912
4.75%, 02/01/30 (Call 09/01/24)	12,170	9,629,513
5.00%, 03/01/31 (Call 03/01/26)(b)	12,857	10,180,976
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)(b)	21,072	15,487,920
5.75%, 01/15/29 (Call 01/15/24)(a)(b)	17,694	13,284,832
WeWork Companies Inc., 7.88%, 05/01/25(a)(b)	11,008	5,725,881
WeWork Companies LLC/WW Co-Obligor Inc., 5.00%, 07/10/25 (Call 04/10/25)(a)(b)	6,974	3,136,847
		106,587,528
Real Estate Investment Trusts — 3.6%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)(b)	14,361	12,618,517
5.75%, 05/15/26 (Call 12/12/22)(a)(b)	22,297	21,327,781

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)(b)	$9,360	$6,534,684
4.75%, 02/15/28 (Call 08/15/27)(b)	10,737	7,384,372
9.75%, 06/15/25 (Call 01/03/23)(b)	9,857	9,536,187
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	19,764	17,190,925
6.00%, 04/15/25 (Call 01/03/23)(a)(b)	8,638	8,357,265
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	23,105	19,478,800
4.88%, 09/15/27 (Call 12/12/22)(a)(b)	19,324	18,084,848
4.88%, 09/15/29 (Call 09/15/24)(a)(b)	21,671	19,165,291
5.00%, 07/15/28 (Call 07/15/23)(a)(b)	10,877	9,998,020
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	17,526	16,386,810
5.25%, 07/15/30 (Call 07/15/25)(a)(b)	26,555	23,899,500
5.63%, 07/15/32 (Call 07/15/26)(a)(b)	11,154	9,853,309
Iron Mountain Information Management Services Inc.,
5.00%, 07/15/32 (Call 07/15/27)(a)(b)	14,805	12,507,449
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)(b)	6,131	6,010,641
4.75%, 10/01/24 (Call 07/01/24)(b)	14,062	13,842,281
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)(b)	14,959	13,131,709
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	12,337	10,142,170
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)(b)	26,166	18,447,030
4.63%, 08/01/29 (Call 08/01/24)(b)	17,454	13,759,810
5.00%, 10/15/27 (Call 01/03/23)(b)	27,554	23,525,605
5.25%, 08/01/26 (Call 01/03/23)(b)	11,391	10,344,480
Office Properties Income Trust
3.45%, 10/15/31 (Call 07/15/31)	3,316	2,096,804
4.50%, 02/01/25 (Call 11/01/24)	191	166,196
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)(b)	14,723	12,652,578
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	15,846	14,578,003
7.50%, 06/01/25 (Call 01/03/23)(a)	11,807	11,895,552
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(b)	12,095	10,702,200
4.75%, 10/15/27 (Call 01/03/23)(b)	14,266	13,080,629
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/23)(a)(b)	11,104	10,136,975
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	10,364	8,651,867
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(b)	33,779	28,273,023
3.88%, 02/15/27 (Call 02/15/23)(b)	27,976	25,845,907
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)(b)	8,969	6,660,466
4.35%, 10/01/24 (Call 09/01/24)(b)	15,889	14,829,204
4.38%, 02/15/30 (Call 08/15/29)(b)	6,371	4,504,297
4.75%, 10/01/26 (Call 08/01/26)	9,696	7,996,291
4.95%, 02/15/27 (Call 08/15/26)	7,519	6,178,754
4.95%, 10/01/29 (Call 07/01/29)	8,203	5,997,713
5.50%, 12/15/27 (Call 09/15/27)(b)	10,270	8,974,483
7.50%, 09/15/25 (Call 06/15/25)(b)	16,252	15,683,180
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	9,339	8,331,680
3.75%, 12/31/24 (Call 09/30/24)(a)(b)	6,715	6,425,399
4.38%, 01/15/27 (Call 07/15/26)(a)(b)	10,194	9,195,561
4.75%, 03/15/25 (Call 09/15/24)	8,979	8,628,917

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(a)(b)	$14,294	$10,113,005
7.88%, 02/15/25 (Call 01/03/23)(a)	39,400	39,478,044
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)(b)	11,921	9,956,538
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	22,241	16,291,532
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)	10,438	8,921,672
6.38%, 08/15/25 (Call 12/12/22)(a)(b)	9,342	9,146,270
		656,920,224
Retail — 4.7%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)(b)	14,740	12,713,250
3.88%, 01/15/28 (Call 01/03/23)(a)(b)	31,170	28,066,038
4.00%, 10/15/30 (Call 10/15/25)(a)(b)	59,464	49,652,440
4.38%, 01/15/28 (Call 01/03/23)(a)(b)	16,478	14,993,167
5.75%, 04/15/25 (Call 01/03/23)(a)(b)	4,407	4,412,859
1375209 BC Ltd., 9.00%, 01/30/28	20,682	20,348,503
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(b)	9,123	8,226,057
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	15,393	13,430,393
4.75%, 03/01/30 (Call 03/01/25)(b)	8,929	7,646,210
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	11,646	9,831,448
Bath & Body Works Inc.
5.25%, 02/01/28(b)	10,482	9,666,238
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	20,010	18,759,375
7.50%, 06/15/29 (Call 06/15/24)(b)	11,030	11,013,455
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(a)(b)	14,389	4,874,874
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	10,215	3,677,400
5.63%, 10/01/25 (Call 12/12/22)(a)(b)	8,618	3,878,100
5.88%, 10/01/28 (Call 10/01/23)(a)	9,360	3,284,892
10.25%, 05/01/30 (Call 05/01/27)(a)(b)	60,040	25,024,012
eG Global Finance PLC
6.75%, 02/07/25 (Call 12/12/22)(a)(b)	15,416	14,025,574
8.50%, 10/30/25 (Call 01/03/23)(a)(b)	13,080	12,605,850
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/23)(a)	13,299	12,230,270
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	15,769	13,302,479
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(a)(b)	20,530	18,125,937
6.75%, 01/15/30 (Call 01/15/25)(a)(b)	25,920	21,832,416
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(a)(b)	9,498	8,377,321
5.63%, 01/01/30 (Call 01/01/25)(a)	11,035	10,037,866
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)(b)	16,054	12,338,302
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	16,270	12,413,522
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 01/03/23)(a)(b)	10,342	9,933,491
LBM Acquisition LLC, 6.25%, 01/15/29
(Call 01/15/24)(a)(b)	15,542	10,686,368
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)(b)	21,253	17,823,882
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	16,171	13,567,469
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	11,479	9,655,274
4.63%, 12/15/27 (Call 01/03/23)(a)(b)	8,335	7,709,875

	Par
Security	(000)	Value

Retail (continued)
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	$10,025	$9,324,754
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	8,280	7,472,700
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	7,671	6,777,047
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(a)	16,256	11,928,507
7.88%, 05/01/29 (Call 05/01/24)(a)(b)	27,392	16,195,520
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	8,963	7,413,521
4.75%, 09/15/29 (Call 09/15/24)(b)	10,726	9,857,730
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(a)	25,368	24,428,369
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)(b)	10,392	8,056,918
4.38%, 04/01/30 (Call 01/01/30)(b)	10,462	8,372,869
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 01/03/23)(b)	11,512	10,931,220
3.75%, 06/15/29 (Call 06/15/24)(b)	10,362	8,742,938
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)	25,512	23,274,598
7.75%, 02/15/29 (Call 02/15/24)(a)(b)	22,631	21,128,605
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	9,930	6,654,331
4.45%, 02/15/25 (Call 11/15/24)(b)	13,005	11,177,667
4.75%, 02/15/27 (Call 11/15/26)(b)	12,497	9,377,424
4.85%, 04/01/24(b)	9,717	9,231,104
Rite Aid Corp.
7.50%, 07/01/25 (Call 01/03/23)(a)	8,178	6,169,279
8.00%, 11/15/26 (Call 01/15/23)(a)	18,196	11,268,268
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	12,888	10,632,600
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	10,526	8,466,386
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)(b)	12,015	10,718,181
6.00%, 12/01/29 (Call 12/01/24)(a)(b)	18,673	15,369,888
6.13%, 07/01/29 (Call 07/01/24)(a)(b)	9,950	8,218,423
Staples Inc.
7.50%, 04/15/26 (Call 01/03/23)(a)(b)	42,277	37,542,822
10.75%, 04/15/27 (Call 01/03/23)(a)(b)	19,415	14,245,756
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(a)(b)	14,034	12,016,788
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	21,669	18,127,960
4.63%, 01/31/32 (Call 10/01/26)(b)	23,712	21,204,930
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	15,309	13,963,856
5.38%, 04/01/32 (Call 04/01/27)(b)	19,998	18,573,142
		871,028,708
Semiconductors — 0.2%
Entegris Escrow Corp., 5.95%, 06/15/30 (Call 06/15/25)(a)(b)	16,683	15,608,652
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(b)	9,251	7,779,166
4.38%, 04/15/28 (Call 04/15/23)(a)(b)	8,783	7,791,132
		31,178,950
Software — 2.5%
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)(b)	20,822	18,655,054
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(a)(b)	13,491	13,204,721

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Software (continued)
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)(b)	$18,607	$16,257,866
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	18,080	15,481,000
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/16/22)(a)(b)	17,911	16,388,565
5.25%, 05/15/26 (Call 02/15/26)(a)(b)	7,974	7,868,084
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(a)(b)	46,769	35,246,956
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(a)(b)	13,522	10,626,264
3.63%, 09/01/30 (Call 03/01/25)(a)(b)	18,042	15,304,428
3.63%, 11/01/31 (Call 11/01/26)(a)(b)	12,140	10,195,536
3.88%, 02/15/31 (Call 06/01/25)(a)(b)	23,065	20,038,411
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	19,212	17,090,275
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)(b)	20,282	17,197,479
3.88%, 12/01/29 (Call 12/01/24)(a)(b)	16,861	13,500,112
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(b)	17,709	14,364,700
4.13%, 12/01/31 (Call 12/01/26)(a)(b)	14,362	11,328,746
Picard Midco Inc., 6.50%, 03/31/29 (Call 09/30/25)(a)(b)	81,387	70,525,905
PTC Inc.
3.63%, 02/15/25 (Call 01/03/23)(a)	9,086	8,635,194
4.00%, 02/15/28 (Call 02/15/23)(a)(b)	10,000	9,125,500
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)(b)	11,067	7,584,768
5.38%, 12/01/28 (Call 12/01/23)(a)(b)	10,868	5,000,471
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)(b)	22,255	18,210,821
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 01/03/23)(a)(b)	40,579	38,815,437
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	10,367	8,578,693
3.88%, 03/15/31 (Call 03/15/26)(b)	11,917	9,750,489
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 09/01/23)(a)(b)	35,175	25,172,285
		454,147,760
Telecommunications — 6.3%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	25,899	17,449,451
10.50%, 05/15/27 (Call 12/12/22)(a)	32,235	25,465,650
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)(b)	41,161	33,008,652
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)	9,207	7,270,037
5.13%, 07/15/29 (Call 04/15/24)(a)	51,919	40,917,883
5.50%, 01/15/28 (Call 01/03/23)(a)(b)	22,135	18,450,446
8.13%, 02/01/27 (Call 12/12/22)(a)(b)	35,426	33,743,265
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)(b)	20,750	9,207,813
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26)(a)(b)(c)	10,434	8,796,192
4.88%, 11/23/81 (Call 08/23/31)(a)(c)	9,822	7,840,618
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 12/12/22)(a)(b)	21,427	19,059,317
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)(b)	24,062	20,264,054
6.00%, 03/01/26 (Call 01/03/23)(a)(b)	30,155	29,118,132
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	15,390	11,927,250
8.25%, 03/01/27 (Call 01/03/23)(a)(b)	20,012	17,107,108
CommScope Technologies LLC
5.00%, 03/15/27 (Call 12/12/22)(a)(b)	15,049	11,509,626
6.00%, 06/15/25 (Call 12/12/22)(a)(b)	26,675	24,914,183

	Par
Security	(000)	Value

Telecommunications (continued)
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 01/03/23)(a)	$43,651	$41,250,195
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	8,563	6,522,152
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	14,897	12,257,252
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)(b)	31,516	28,049,240
5.88%, 10/15/27 (Call 10/15/23)(a)(b)	21,705	20,652,742
5.88%, 11/01/29 (Call 11/01/24)	17,709	14,147,720
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	19,153	15,672,517
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	19,926	16,831,775
8.75%, 05/15/30 (Call 05/15/25)(a)(b)	25,500	26,379,750
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	15,949	15,311,040
6.63%, 08/01/26(b)	14,950	13,893,902
Iliad Holding SASU
6.50%, 10/15/26 (Call 10/15/23)(a)	22,323	21,279,712
7.00%, 10/15/28 (Call 10/15/24)(a)	18,926	17,796,118
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)(b)	61,715	56,777,800
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)	15,185	13,022,791
3.63%, 01/15/29 (Call 01/15/24)(a)(b)	16,655	12,277,233
3.75%, 07/15/29 (Call 01/15/24)(a)(b)	17,541	12,759,890
3.88%, 11/15/29 (Call 08/15/29)(a)	14,839	11,578,467
4.25%, 07/01/28 (Call 07/01/23)(a)(b)	23,558	18,559,852
4.63%, 09/15/27 (Call 01/03/23)(a)(b)	19,849	16,826,551
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)(b)	23,413	19,959,582
4.50%, 01/15/29 (Call 01/15/24)(a)	20,868	14,093,056
5.13%, 12/15/26 (Call 01/03/23)(a)(b)	14,584	12,524,010
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	10,562	7,446,210
Nokia OYJ, 4.38%, 06/12/27(b)	10,070	9,554,416
Sprint LLC
7.13%, 06/15/24(b)	46,831	47,826,159
7.63%, 02/15/25 (Call 11/15/24)	29,147	30,197,569
7.63%, 03/01/26 (Call 11/01/25)(b)	31,298	32,923,149
7.88%, 09/15/23	15,763	16,072,270
Switch Ltd.
3.75%, 09/15/28 (Call 12/06/22)(a)(b)	7,054	7,131,153
4.13%, 06/15/29 (Call 12/06/22)(a)(b)	5,585	5,645,504
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	30,045	28,993,425
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/16/22)(a)	7,119	3,166,531
5.63%, 12/06/26 (Call 12/06/23)(a)(b)	7,222	3,430,655
6.50%, 10/15/27 (Call 12/16/22)(a)	224	68,880
T-Mobile USA Inc., 2.25%, 02/15/26 (Call 02/15/23)(b)	709	649,628
ViaSat Inc.
5.63%, 09/15/25 (Call 12/12/22)(a)	12,773	11,894,856
5.63%, 04/15/27 (Call 12/12/22)(a)	10,942	10,047,744
6.50%, 07/15/28 (Call 07/15/23)(a)(b)	9,062	6,965,234
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	27,723	22,371,884
4.75%, 07/15/31 (Call 07/15/26)(a)	26,745	22,138,743
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(c)	10,066	8,362,042
4.13%, 06/04/81 (Call 03/04/31)(c)	18,563	13,968,843
7.00%, 04/04/79 (Call 01/04/29)(c)	42,818	42,696,684
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)(b)	27,658	24,147,923

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par/
	Shares
Security	(000)	Value

Telecommunications (continued)
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 01/03/23)(a)(b)	$28,302	$20,271,874
6.13%, 03/01/28 (Call 03/01/23)(a)(b)	22,910	12,428,675
		1,162,873,075
Toys, Games & Hobbies — 0.2%
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(a)(b)	14,147	13,003,409
3.75%, 04/01/29 (Call 04/01/24)(a)(b)	12,381	10,827,952
5.88%, 12/15/27 (Call 01/03/23)(a)(b)	12,831	12,514,587
		36,345,948
Trucking & Leasing — 0.3%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(c)	7,010	6,500,680
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)(b)	20,846	18,105,620
6.50%, 10/01/25 (Call 01/03/23)(a)(b)	13,239	12,789,139
9.75%, 08/01/27 (Call 08/01/23)(a)(b)	8,490	8,564,288
		45,959,727

Total Long-Term Investments — 97.2%
(Cost: $19,575,865,750)		17,860,737,858

Short-Term Securities

Money Market Funds — 21.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(f)(g)(h)	3,707,843	3,708,213,675

	Shares
Security	(000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(f)(g)	267,570	$267,570,000

Total Short-Term Securities — 21.6%
(Cost: $3,974,909,055)		3,975,783,675

Total Investments — 118.8%
(Cost: $23,550,774,805)		21,836,521,533

Liabilities in Excess of Other Assets — (18.8)%		(3,455,945,708)

Net Assets — 100.0%		$18,380,575,825

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Perpetual security with no stated maturity date.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,859,974,472	$848,157,564	(a)	$—	$(587,419)	$669,058	$3,708,213,675	3,707,843	$10,855,519	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	131,460,000	136,110,000	(a)	—	—	—	267,570,000	267,570	2,242,863		—
					$(587,419)	$669,058	$3,975,783,675		$13,098,382		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$17,860,737,858	$—	$17,860,737,858
Money Market Funds	3,975,783,675	—	—	3,975,783,675
	$3,975,783,675	$17,860,737,858	$—	$21,836,521,533

Portfolio Abbreviation

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate